PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of March 31,
	2014	2015

Medical equipment	$46,275	$77,095
Leasehold improvements	33,807	55,242
Computer equipment and application software	7,815	11,734
Furniture and fixtures	5,329	8,380
Motor vehicles	732	944
Construction in progress	8,560	4,936

Less: accumulated depreciation and amortization	38,874	53,309

	$63,644	$105,022

Depreciation expenses charged to the consolidated statement of operations for the years ended March 31, 2013, 2014 and 2015 were $7,112, $8,874 and $14,691, respectively.